Gordon ▪ Feinblatt
Rothman Hoffberger & Hollander, LLC

Andrew D. Bulgin 410.576.4280 Fax 410.576.4196 abulgin@gfrlaw.com	Attorneys at Law 233 East Redwood Street Baltimore, Maryland 21202-3332 410.576.4000 www.gfrlaw.com

November 7, 2008

VIA EDGAR
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Washington, D.C. 20549
Attn: Michael Clampitt, Senior Staff Attorney

Re:	Post-Effective Amendment No. 7 to Registration Statement
on Form SB-2 on Form S-1/A (File No. 333-135330)
KH Funding Company

Dear Sir/Madam:

On behalf of KH Funding Company (the “Company”), we transmitted today a Post-Effective Amendment No. 7 to a Registration Statement on Form SB-2 (File No. 333-135330) on Form S-1. We hereby transmit a marked copy of the Registration Statement to show the additions and deletions. Please note that the Registration Statement incorporates changes requested by the Maryland Division of Securities.

Please contact the undersigned at (410) 576-4280 with any questions or comments.

Yours truly,

/s/ Andrew D. Bulgin

Andrew D. Bulgin

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